Taxes (Details 4) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	$ 832
Recognized deferred tax liabilites	6,750
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	55
Recognized deferred tax liabilites	(93)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	22
Recognized deferred tax liabilites	304
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	20
Recognized deferred tax liabilites	1,091
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	20
Recognized deferred tax liabilites	1,033
Later than five years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	20
Recognized deferred tax liabilites	(171)
Later Than Seven Year And Thereafter [Member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	695
Recognized deferred tax liabilites	$ 4,586